Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Segment information
Summary of revenues by destination
	Year ended December 31,
	2020	2019	2018
	(Euro, in thousands)
United States of America	€472,445	€793,873	€116,680
Europe	5,607	41,028	161,986
Total	€478,053	€834,901	€278,666

Summary of revenues by major customers
	Year ended December 31,
	2020		2019		2018
Spilt up of revenues by major customers	(Euro, in thousands)%		(Euro, in thousands)%		(Euro, in thousands)%
Gilead:
United States of America (1)	€472,445	99%	€793,873	95%	€116,640	42%
Europe (1)	1,460	0%	(4,570)	-1%	7,793	3%
AbbVie:
Europe	(52)	0%	26,356	3%	89,936	32%
Novartis:
Europe	4,125	1%	19,177	2%	55,218	20%
Les Laboratoires Servier:
Europe	—	0%	—	0%	9,000	3%
Total revenues from major customers	€477,978	100%	€834,836	100%	278,587	100%

Schedule of non-current assets other than financial instruments, deferred tax assets, post-employment benefit assets, and rights arising under insurance contracts by location
	December 31,
	2020	2019 (*)	2018 (*)
	(Euro, in thousands)
Belgium	€113,524	€57,007	€13,134
France	18,398	18,102	5,413
The Netherlands	28,210	7,951	3,947
Croatia	—	6,182	3,661
Switzerland	7,668	1,057	519
Spain	2,755	—	—
Other	388	681	95
Total	€170,943	€90,979	€26,769